STOCK OPTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016
Stock based compensation expense	$ 70,470	$ 119,086	$ 640,865	$ 822,801
Option [Member]
Stock based compensation expense	$ 96,000	105,000
Period for compensation expense recognition	1 year 1 month 24 days
General and Administrative Expense [Member]
Stock based compensation expense	$ 113,000	88,000
Research and Development Expense [Member]
Stock based compensation expense	$ 16,000	$ 17,000